Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

3. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

A reconciliation of cash, cash equivalents and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	26,801,767	78,790,697
Restricted cash	70,102,863	497,108

Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	96,904,630	79,287,805